INCOME TAXES	12 Months Ended
Dec. 31, 2023
Income Taxes [Abstract]
INCOME TAXES	INCOME TAXES
Income tax benefit

(in millions)	2023	2022	2021
Current tax	61	51	48
Recognition of orphan drug credits earned in prior years	—	—	(43)
Other adjustments for prior year	(6)	13	(2)
Total current tax expense	$55	$64	$3
Origination and reversal of temporary differences	(63)	(72)	(18)
Adjustments for changes in tax rates	(5)	(22)	1
Adjustments for disallowed compensation	5	—	—
Adjustments for prior year deferred tax	7	(12)	(1)
Total deferred tax (benefit)	$(56)	$(106)	$(18)
Total income tax (benefit)	$(1)	$(42)	$(15)
The enacted U.K. Statutory Corporation Tax rate increased to 25% as of April 1, 2023, providing a blended rate of 23.5% for the year ended December 31, 2023 (2022 and 2021: 19%). The Group’s effective tax rate for the year ended December 31, 2023 is -100%, which is not meaningful as a percentage due to the profit before taxation being close to nil (2022: 44%; 2021: -8%).
The total tax benefit reconciles to the profit/(loss) before taxation as follows:

(in millions)	2023	2022	2021
Profit/(loss) before taxation	1	(95)	190
Tax at the notional U.K. corporation tax rate of 23.5% (2022 & 2021: 19%)	—	(18)	36
Effects of:
Tax at rates other than the U.K. corporation tax rate	(2)	5	(1)
Impact of rate changes	(5)	(22)	1
Permanent differences	(2)	(3)	(4)
Benefit from innovation incentives	(3)	(3)	—
Recognition of orphan drug credits earned in prior years	—	—	(43)
Adjustments for prior year	1	(1)	(2)
Recognition of previously unrecognized tax benefits	—	(1)	—
Current year unrecognized deferred tax asset	1	2	—
Adjustments to amounts carried in respect of unresolved tax matters	—	(1)	(1)
Disallowed compensation	6	—	—
Disallowed litigation expenses	3	—	—
R&D tax credit	—	—	(1)
Income tax (benefit)	$(1)	$(42)	$(15)
The effective tax rate of -100% for 2023 (2022: 44%; 2021: -8%) was impacted by:
•Permanent difference tax benefit of $2m (2022: $3m; 2021: $4m). Permanent differences arise due to differences between financial statement income and taxable income determination that will never reverse. Current year differences resulted from income not subject to tax, offset by business expenses not deductible.
•In 2023, the Group recorded a tax expense of $6m due to limitations on the deduction of executive compensation by U.S. publicly traded companies, including the write-off of accumulated deferred tax assets of $5m.
•In 2023, the Group recorded a tax expense of $3m relating to a change in estimate as to the tax benefit of legal provisions booked in the prior year.
•In 2023, the Group recorded a tax expense of $3m relating to its acquisition of Opiant (refer to Note 27).
•In 2022, the impact of rate change includes a $22m tax benefit. Due to the impact of adjustments to prior years and the difference between the blended rate in the current year and that at which carried forward deferred tax assets are measured, in 2023, there is an additional $5m tax benefit.
•In 2021, the impact of orphan drug credits includes a $43m tax benefit.
Factors affecting future tax charges
In June 2023, Finance (No. 2) Act 2023 (Pillar Two) was substantively enacted in the U.K., introducing a global minimum effective tax rate of 15% through implementation of a domestic top-up tax and a multinational top-up tax. The legislation was also enacted or substantively enacted in other jurisdictions in which the Group operates. The Pillar Two legislation will be effective for the Group’s financial year beginning January 1, 2024. The Group performed an assessment of the potential exposure to Pillar Two income taxes. This assessment, which will be monitored prospectively, is based on modeling of adjusted accounting data for the period ended December 31, 2023. Based on the assessment, the Group believes it qualifies for one of the transitional safe harbors provided in the rules in all territories in which it operates. Therefore, the Group does not anticipate a material impact from Pillar Two legislation in the near future. The Group has applied the recent amendment to IAS 12 which provides temporary relief to the recognition of deferred taxes relating to top-up income taxes. Accordingly, the legislation did not impact the Group’s taxes in 2023.
Tax assets and liabilities
Deferred taxes
The Group recognizes deferred tax assets to the extent that sufficient future taxable profits are probable against which these future tax deductions can be utilized. At December 31, 2023, the Group’s net deferred tax assets of $268m (2022: $219m; 2021: $105m) includes $116m (2022: $120m; 2021: $102m) in the U.S. and $147m (2022: $87m; 2021: $11m) in the U.K. The U.S. deferred tax asset of $116m includes $44m of inventory (2022: $26m; 2021: $15m), $20m of litigation (2022: $31m; 2021: $24m), and $18m of short-term deferred tax assets (2022: $17m; 2021: $15m). The U.K. deferred tax assets of $147m includes $143m carry-forward losses (2022: $86m; 2021: nil). Recognition of deferred tax assets is reliant on forecast taxable profits arising in the jurisdiction in which the deferred tax asset is recognized. The Group has assessed recoverability of deferred tax assets using consolidated budgets and forecasts consistent with those used for the assessment of viability and asset impairments, particularly in relation to levels of future net revenue. These forecasts are subject to similar uncertainties to those assessments. This is reviewed each quarter and, to the extent required, an adjustment to the recognized deferred tax asset may be made. The Group generated income before taxation of $1m in the current period (2022: loss $95m) and was profitable in each major jurisdiction excluding non-recurring costs. The deferred tax assets are expected to be used within the lifecycle of existing products. With the exception of specific assets that are not currently considered realizable, management have concluded full recognition of deferred tax assets to be appropriate and do not believe a significant risk of material change in their assessment exists in the next 12 months from the balance sheet date.
The composition of deferred tax assets is summarized in the table below.

Deferred tax assets (in millions)	Unrealized profit in inventory	Inventory costs capitalized	Share-based payments	Short-term temporary differences	Long-term temporary differences	Litigation	Carry-forward losses	State taxes	Fixed assets	Other	Total
At January 1, 2021	14	4	6	19	4	24	—	7	(4)	1	75
(Charged)/credit to the income statement	(6)	11	1	4	6	—	—	1	—	1	18
Credit directly to equity	—	—	13	—	—	—	—	—	—	—	13
Exchange adjustments	—	—	—	—	(1)	—	—	—	—	—	(1)
At December 31, 2021	8	15	20	23	9	24	—	8	(4)	2	105
Credit/(charged) to the income statement	—	11	2	(4)	(9)	7	87	5	1	6	106
Credit directly to equity	—	—	9	—	—	—	—	—	—	—	9
Exchange adjustments	—	—	—	—	(1)	—	—	—	—	—	(1)
At December 31, 2022	8	26	31	19	(1)	31	87	13	(3)	8	219
Credit/(charged) to the income statement	—	18	(2)	4	(3)	(11)	51	—	(3)	2	56
(Charged)/credit directly to equity	—	—	(21)	—	—	—	—	2	—	—	(19)
Credit/(charged) directly to balance sheet - Acquisitions	—	—	—	—	6	—	7	2	(5)	1	11
Exchange adjustments	—	—	—	—	—	—	3	—	—	(2)	1
At December 31, 2023	$8	$44	$8	$23	$2	$20	$148	$17	$(11)	$9	$268
We anticipate that $42m of deferred tax assets will be recovered within 12 months and $226m in more than 12 months after the reporting period.
Unrecognized deferred tax assets of $28m (2022: $23m; 2021: $22m) consist of $12m (2022: $12m; 2021: $14m) in respect of losses of earlier periods, $10m (2022: $9m; 2021: $8m) in respect of interest expense, and foreign tax credit carry-forward of $6m (2022: $2m; 2021: nil). Both the losses and interest expense have an unlimited carry-forward period, and the foreign tax credits start to expire in 2031, if unused.
U.S. tax laws limit deductibility of compensation for certain management roles for U.S. listed companies. With the U.S. listing completed in June 2023, the Group wrote off deferred tax assets of $5m to tax expense and $7m to equity relating to future tax deductions of share-based compensation for which book expense has already been recognized. Additionally, the Group’s current tax liabilities increased by $5m, due to disallowance of current year compensation.
The tax (credit)/charge recognized other than within the consolidated income statement was as follows:

(in millions)	2023	2022	2021
Other comprehensive income:
Current tax recorded in currency translation reserve	$(2)	$(3)	$(1)
Equity:
Current taxation on share-based plans	$(5)	$(2)	$—
Deferred taxation on share-based plans	$19	$(9)	$13
The Group recognized a $2m tax benefit (2022: $3m; 2021: $1m) in relation to foreign currency translation adjustments.
Other tax matters
In 2022, the Group recorded a provision of $290m for multi-district antitrust class and state claims. The resulting tax benefit of $68m includes $12m of rate change impact. In 2023, this provision was increased by $228m with a resulting tax benefit of $57m, including $3m of further rate change impact.
As disclosed in Note 19, the Group reached a settlement with Reckitt Benckiser in January 2021. Based on the strength of external advice received, an $8m tax benefit from the settlement cost was recognized in 2020.
Management believes it has made adequate provision for the liabilities likely to arise from periods that are open and not yet agreed by tax authorities. The ultimate liability for such matters may vary from the amounts provided and is dependent upon the outcome of agreements with relevant tax authorities or litigation where appropriate. As a multinational group, tax uncertainties remain in relation to Group financing, the location of taxable operations and certain non-recurring costs. Management have concluded tax provisions made to be appropriate and do not believe a significant risk of material change to uncertain tax positions exists in the next 12 months. Including matters under audit, an estimate of reasonably possible additional tax liabilities that could arise in later periods on resolution of these uncertainties is in the range from nil to $35m.
The Group has undistributed earnings of $13m (2022: $11m; 2021: $12m) which, if paid out as dividends, would be subject to tax in the hands of the recipient. An assessable temporary difference exists, but no deferred tax liability has been recognized as the Group is able to control the timing of distributions from this subsidiary and is not expected to distribute these profits in the foreseeable future. The potential deferred tax liability would be less than $1m (2022 and 2021: less than $1m).